Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8: Related party transactions

The Company has an 85% ownership interest in ThermoEnergy Power Systems, LLC, a Delaware limited liability company (“TEPS”) for the purpose of transferring the Company’s rights and interests in its pressurized oxycombustion technology. Alexander Fassbender, former Executive Vice President and Chief Technology Officer, as the inventor of the technology, has a 7.5% ownership interest, and the remaining 7.5% is owned by an unrelated third party.

As discussed in Note 4, on February 25, 2009, TEPS and  Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a joint venture establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company for the purpose of developing and commercializing TEPS’s proprietary pressurized oxycombustion technology. The BTCC Board of Managers is supervising the wind down and dissolution process.

The Company has employment agreements with each of its senior officers that specify base compensation, minimum annual increases and lump sum payment amounts in the event of a change in control of the Company.

See Notes 5 and 6 for additional related party transactions.